UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement |_| adds new holding
                                   entries.

Institutional Manager Filing this Report:

Name:     Chesapeake Asset Management LLC

Address:  One Rockefeller Plaza
          Suite 1210
          New York, New York  10020

13F File Number: 028-04687

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Cathaleen Lindsay
Title:    13F Compliance Officer
Phone:    (212) 218-4040


Signature, Place and Date of Signing:

/s/ Cathaleen Lindsay              New York, NY            February 16, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       68

Form 13F Information Table Value Total:   $143,281

                                         (thousands)


List of Other Included Managers: None


                                                    FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN 2          COLUMN 3   COLUMN 4     COLUMN 5        COLUMN 6    COLUMN 7      COLUMN 8
                                                           VALUE    SHS OR    SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x$1000) PRN AMT   PRN CALL  DISCRETION  MGRS    SOLE    SHARED  NONE
3M CO                         COM               88579Y101    346     4,189    X                      NONE          0         4,189
AFLAC INC                     COM               001055102  9,310   201,293    X                      NONE     89,024       112,269
AMAZON COM INC                COM               023135106  1,930    14,350    X                      NONE      3,075        11,275
APPLE INC                     COM               037833100  7,398    35,105    X                      NONE     11,980        23,125
AQUA AMERICA INC              COM               03836W103    525    30,000    X                      NONE     30,000             0
ARCHER DANIELS MIDLAND CO     COM               039483102  2,123    67,803    X                      NONE     52,492        15,311
AT&T INC                      COM               00206R102    415    14,794    X                      NONE          0        14,794
BAKER HUGHES INC              COM               057224107  5,667   140,000    X                      NONE     87,300        52,700
BANK OF AMERICA CORPORATION   COM               060505104  3,012   200,000    X                      NONE     46,900       153,100
BJS WHOLESALE CLUB INC        COM               05548J106  1,389    42,457    X                      NONE     21,703        20,754
BP PLC                        SPONSORED ADR     055622104    205     3,537    X                      NONE          0         3,537
CADBURY PLC                   SPONS ADR         12721E102    301     5,861    X                      NONE      2,591         3,270
CARNIVAL CORP                 PAIRED CTF        143658300    396    12,500    X                      NONE      8,000         4,500
CELGENE CORP                  COM               151020104  4,129    74,150    X                      NONE     29,050        45,100
CHUBB CORP                    COM               171232101    952    19,350    X                      NONE     15,500         3,850
CHURCH & DWIGHT INC           COM               171340102    790    13,076    X                      NONE        825        12,251
COCA COLA CO                  COM               191216100    366     6,422    X                      NONE      5,629           793
CORNING INC                   COM               219350105    446    23,120    X                      NONE     20,000         3,120
DELL INC                      COM               24702R101  2,154   150,000    X                      NONE     36,500       113,500
DIAGEO P L C                  SPON ADR NEW      25243Q205    227     3,266    X                      NONE      1,900         1,366
DISH NETWORK CORP             CL A              25470M109    416    20,042    X                      NONE     20,000            42
DISNEY WALT CO                COM DISNEY        254687106    862    26,716    X                      NONE     13,100        13,616
DU PONT E I DE NEMOURS & CO   COM               263534109    213     6,324    X                      NONE          0         6,324
ERICSSON L M TEL CO           ADR B SEK 10      294821608    804    87,470    X                      NONE     39,310        48,160
EXXON MOBIL CORP              COM               30231G102  2,619    38,401    X                      NONE          0        38,401
GENERAL ELECTRIC CO           COM               369604103  1,307    86,370    X                      NONE     28,450        57,920
HELIOS STRATEGIC MTG INCOME   COM               42327M109    147    24,650    X                      NONE      1,675        22,975
HESS CORP                     COM               42809H107    218     3,600    X                      NONE          0         3,600
HUMAN GENOME SCIENCES INC     COM               444903108  3,058   100,000    X                      NONE     24,300        75,700
IMAX CORP                     COM               45245E109  3,061   230,000    X                      NONE     56,250       173,750
IMPAX LABORATORIES INC        COM               45256B101    275    20,191    X                      NONE          0        20,191
INFORMATICA CORP              COM               45666Q102  3,364   130,000    X                      NONE     30,900        99,100
INTEL CORP                    COM               458140100  3,263   159,975    X                      NONE     63,600        96,375
INTERNATIONAL BUSINESS MACHS  COM               459200101  1,683    12,860    X                      NONE     10,100         2,760
ISHARES INC                   MSCI AUSTRALIA    464286103  4,016   175,850    X                      NONE     43,050       132,800
JPMORGAN CHASE & CO           COM               46625H100  1,519    36,460    X                      NONE     30,000         6,460
KIMCO REALTY CORP             COM               49446R109  3,170   234,320    X                      NONE     47,050       187,270
LOCKHEED MARTIN CORP          COM               539830109  1,230    16,325    X                      NONE      3,500        12,825
MARKET LEADER INC             COM               57056R103     26    12,471    X                      NONE     12,471             0
MARKET VECTORS ETF TR         GOLD MINER ETF    5706OU100  2,311    50,000    X                      NONE     12,150        37,850
MEDCO HEALTH SOLUTIONS INC    COM               58405U102    550     8,612    X                      NONE      3,856         4,756
MERCK & CO INC NEW            COM               58933Y105    615    16,831    X                      NONE      8,000         8,831
MICROSOFT CORP                COM               594918104  8,591   281,850    X                      NONE    125,800       156,050
MOTOROLA INC                  COM               620076109    337    43,415    X                      NONE     14,700        28,715
NETAPP INC                    COM               64110D104  4,120   119,900    X                      NONE     29,050        90,850
NEWS CORP                     CL B              65248E203    318    20,000    X                      NONE     20,000             0
PEPSICO INC                   COM               713448108  1,239    20,377    X                      NONE     15,900         4,477
PFIZER INC                    COM               717081103    403    22,181    X                      NONE          0        22,181
PITNEY BOWES INC              COM               724479100    208     9,133    X                      NONE      9,000           133
PROCTER & GAMBLE CO           COM               742718109    468     7,717    X                      NONE      2,000         5,717
PROSHARES TR                  PSHS ULTRA QQQ    74347R206  1,190    20,000    X                      NONE     20,000             0
PROSHARES TR                  PSHS ULTSH 20YRS  74347R297  1,995    40,000    X                      NONE      9,000        31,000
PROSHARES TR                  PSHS ULTSHT FINL  74347R628  5,976   246,650    X                      NONE    111,350       135,300
QUALCOMM INC                  COM               747525103  4,573    98,845    X                      NONE     38,725        60,120
ROYAL BK CDA MONTREAL QUE     COM               780087102    387     7,232    X                      NONE      7,232             0
ROYAL DUTCH SHELL PLC         SPONS ADR A       780259206  3,092    51,443    X                      NONE     21,000        30,443
SANDISK CORP                  COM               80004C101  6,876   237,200    X                      NONE     82,950       154,250
SCHLUMBERGER LTD              COM               806857108  4,497    69,090    X                      NONE     37,600        31,490
SPDR GOLD TRUST               GOLD SHS          78463V107    762     7,100    X                      NONE      4,100         3,000
TELEFONICA S A                SPONSORED ADR     879382208  5,074    60,755    X                      NONE     37,621        23,134
TOOTSIE ROLL INDS INC         COM               890516107    609    22,245    X                      NONE      9,622        12,623
TRANSOCEAN LTD                REG SHS           H8817H100    304     3,676    X                      NONE      1,406         2,270
UNILEVER N V                  N Y SHS NEW       904784709  3,701   114,476    X                      NONE     35,220        79,256
UNITED STATES STL CORP NEW    COM               912909108  1,645    29,850    X                      NONE     17,200        12,650
UNITED TECHNOLOGIES CORP      COM               913017109  1,129    16,263    X                      NONE     16,000           263
VMWARE INC                    CL A COM          928563402  2,967    70,000    X                      NONE     17,050        52,950
WELLS FARGO & CO NEW          COM               949746101    270    10,000    X                      NONE     10,000             0
WESTERN DIGITAL CORP          COM               958102105  5,740   130,000    X                      NONE     31,400        98,600



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